Fair value measurements (Tables)	9 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on recurring basis

	September 30, 2022
Liabilities	Level 1	Level 2	Level 3
Forward purchase option derivative	-	-	(8,205)
Earn-out liabilities	-	-	(7,000)
Warrant liabilities	-	-	(100)
Total	-	-	(15,305)

	December 31, 2021
Liabilities	Level 1	Level 2	Level 3
Warrant liabilities	-	-	(1,380)
Deferred compensation – phantom units	-	-	(8,321)
Total	-	-	(9,701)

Level 3 Rollfoward	Forward purchase option derivative	Earn-out liabilities	Warrant liabilities	Deferred compensation – phantom units
Beginning balances	-	-	(1,380)	(8,321)
Additions	16,615	(74,100)	-	-
Changes in fair value	(24,820)	67,100	(436)	(6,783)
Reclassified to equity	-	-	1,716	15,104
Ending balances	(8,205)	(7,000)	(100)	-